Other liabilities (Standby product loan facilities with various counterparties) (Details) - Product Loan [Member]	Dec. 31, 2022 lb kg
UF6 conversion services [member]
Quantity of uranium drawn [Line Items]
Product loans drawn | kg	1,529,000
UF6 conversion services [member] | 2023 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn | kg	331,000
UF6 conversion services [member] | 2024 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn | kg	0
UF6 conversion services [member] | 2025 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn | kg	287,000
UF6 conversion services [member] | 2026 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn | kg	911,000
U3O8 [member]
Quantity of uranium drawn [Line Items]
Product loans drawn | lb	1,393,000
U3O8 [member] | 2023 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn | lb	1,150,000
U3O8 [member] | 2024 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn | lb	0
U3O8 [member] | 2025 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn | lb	0
U3O8 [member] | 2026 [Member]
Quantity of uranium drawn [Line Items]
Product loans drawn | lb	243,000